Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Agreement with DSME Shipyard
On January 15, 2016 Seadrill announced that an agreement with DSME shipyard had been reached to defer the delivery of 2 ultra-deepwater drillships, the West Aquila and West Libra, until the second quarter 2018 and first quarter of 2019 respectively. Under the terms of the original construction contracts, the units were to be delivered by the end of the second quarter of 2016 and the total final yard installment for both units of over $800 million was due at that time. This agreement significantly improves the Company’s near term liquidity position by deferring these capital commitments to 2018 and 2019 with no further payments to the yard until that time.

Sevan Developer deferral agreement with Cosco
On April 15, 2016, Sevan Drilling and Cosco agreed to exercised the second six-month deferral option for the Sevan Developer newbuilding, to extend the deferral agreement until October 15, 2016. The final delivery installment has been amended to $473.4 million, representing 90% of the $526.0 million contract price and Cosco will refund $26.3 million, or 5% of the contract price, plus other associated costs to Sevan Drilling.

Agreement with Dalian Shipyard
On April 18, 2016, we entered into agreements with Dalian shipyard to further the defer the deliveries of all eight jack-ups under construction. Previously one unit was due at the end of 2015, five units were due in 2016, and two units were due in 2017. Following the deferral agreement, one unit is now due at the end of 2016, four units are now due in 2017, and three units are now due in 2018. This agreement significantly improves the Company’s near term liquidity position by deferring these capital commitments with no further payments to the yard until the revised delivery date.

Amendments to our secured credit facilities
On April 28, 2016 the Company executed an amendment to the covenants contained within its secured credit facilities, which among other things, amend the equity ratio, leverage ratio, minimum-value-clauses, and minimum liquidity requirements. The covenant amendments are in place until June 30, 2017. In addition the maturity dates of the $450 million senior secured credit facility, related to the West Eminence, the $400 million senior secured credit facility, and the $2,000 million senior secured credit facility for our consolidated subsidiary, NADL, have been amended to December 31, 2016, May 31, 2017 and June 30, 2017 respectively. Please see “Note 23. Long-term debt—Covenants contained within our debt facilities” for more information.

Sale of investment in SapuraKencana
On April 27, 2016 the Company sold all of its investment in shares of SapuraKencana resulting in net cash proceeds of approximately $195 million.

Drilling Contracts
On February 8, 2016, we secured a new drilling contract in Angola for the West Eclipse, which is expected to commence in the second quarter of 2016. The contract is for a firm period of 2 years and increases contract revenue backlog by approximately $285 million, inclusive of mobilization. As part of this agreement, the backlog for the West Polaris has been decreased by approximately $95 million, which reduces the contingent consideration that we receive from Seadrill Partners, following the sale of the West Polaris to Seadrill Partners in June 2015.

On March 23, 2016, we extended the contract for the West Tellus with Petrobras by 18 months, commencing in April 2018 to the end of October 2019. The total backlog for the contract extension is approximately $164 million. As part of the agreement to extend the West Tellus, we agreed to a dayrate reduction on the current contract effective from February 26, 2016, resulting in a $132 million reduction in our backlog.
The resulting net effect of this agreement is an increase in contract backlog of $32 million.

On March 30, 2016, Sevan Drilling and Petrobras terminated early the Sevan Driller contract and reduced the contract dayrate on the drilling contract for the Sevan Brasil. Subsequent to the effective cancellation of the Sevan Driller contract the unit was awarded a contract by Shell in Brazil for 60 days. The combined impact of the cancellation, reduction and new award is a decrease in contract backlog of approximately $127 million.